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                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                        ONCORE SERIES VARIABLE ANNUITIES

                   NATIONAL SECURITY LIFE AND ANNUITY COMPANY
                        NSCORE SERIES VARIABLE ANNUITIES

SUPPLEMENT DATED NOVEMBER 9, 2005 TO THE PROSPECTUS DATED MAY 1, 2005

The following Funds have been added to the "Available Funds" section of the prospectus:

OHIO NATIONAL FUND, INC.

Target VIP Portfolio                             First Trust Advisors, L.P.
Target Equity/Income Portfolio                   First Trust Advisors, L.P.


In addition, the sub-adviser for the Ohio National Fund Small Cap Growth Portfolio is now Janus Capital Management, LLC.